Changes in Non-cash Working Capital Items - Summary of Change in Non-cash Working Capital Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [abstract]
Trade receivables	$ (46)	$ (1,059)
Inventories	(5,180)	(1,197)
Inventories reclassified to biological asset	(659)	306
Other receivables	172	(1,396)
Income taxes payable	68	(246)
Prepaid expenses and deposits	734	41
Trade payables	1,440	394
Accrued liabilities	(121)	(955)
Other assets, net of other liabilities	42	(305)
Changes in non-cash working capital items	$ (3,550)	$ (4,417)